Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule Of Derivatives At Fair Value
Derivatives recorded at fair value on our consolidated balance sheets as of December 31, 2013 and 2012 consisted of the following (in millions):

	Derivative Assets		Derivative Liabilities
	2013	2012	2013	2012
Derivatives Designated as Hedging Instruments
Foreign currency forward contracts - current(1)	$9.1	$5.0	$9.8	$.3
Foreign currency forward contracts - non-current(2)	1.2	.5	.6	—
	10.3	5.5	10.4	.3
Derivatives not Designated as Hedging Instruments
Foreign currency forward contracts - current(1)	2.5	.2	.6	.2
	2.5	.2	.6	.2
Total	$12.8	$5.7	$11.0	$.5

(1)
Derivative assets and liabilities that have maturity dates equal to or less than 12 months from the respective balance sheet dates were included in other current assets and accrued liabilities and other, respectively, on our consolidated balance sheets.

(2)
Derivative assets and liabilities that have maturity dates greater than 12 months from the respective balance sheet dates were included in other assets, net, and other liabilities, respectively, on our consolidated balance sheets.

Gains And Losses On Derivatives Designated As Cash Flow Hedges
Gains and losses, net of tax, on derivatives designated as cash flow hedges included in our consolidated statements of income and comprehensive income for each of the years in the three-year period ended December 31, 2013 were as follows (in millions):

	(Loss) Gain Recognized in Other Comprehensive Income ("OCI") on Derivatives (Effective Portion)			(Loss) Gain Reclassified from AOCI into Income (Effective Portion)(1)			(Loss) Gain Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)(2)
	2013	2012	2011	2013	2012	2011	2013	2012	2011
Interest rate lock contracts(3)	$—	$—	$—	$(.4)	$(.5)	$(.5)	$—	$—	$—
Foreign currency forward contracts(4)	(5.8)	8.7	.1	(1.6)	.5	6.0	(.3)	(.3)	.3
Total	$(5.8)	$8.7	$.1	$(2.0)	$—	$5.5	$(.3)	$(.3)	$.3

(1)
Changes in the fair value of cash flow hedges are recorded in AOCI.  Amounts recorded in AOCI associated with cash flow hedges are subsequently reclassified into contract drilling, depreciation or interest expense as earnings are affected by the underlying hedged forecasted transaction.

(2)	Gains and losses recognized in income for ineffectiveness and amounts excluded from effectiveness testing were included in other, net, in our consolidated statements of income.

(3)	Losses on interest rate lock derivatives reclassified from AOCI into income (effective portion) were included in interest expense, net in our consolidated statements of income.

(4)
During the year ended December 31, 2013, $2.5 million of losses were reclassified from AOCI into contract drilling expense and $900,000 of gains were reclassified from AOCI into depreciation expense in our consolidated statement of income.

Schedule Of Estimated Amount Of Net Gains Associated With Derivatives
As of December 31, 2013, the estimated amount of net losses associated with derivatives, net of tax, that will be reclassified to earnings during the next 12 months was as follows (in millions):

Net unrealized (losses) to be reclassified to contract drilling expense	$(1.7)
Net realized gains to be reclassified to depreciation expense	.9
Net realized (losses) to be reclassified to interest expense	(.4)
Net (losses) to be reclassified to earnings	$(1.2)